Pensions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Summary of Amounts Recognized in Statements of Financial Position
(a)
The amounts recognized in the statements of financial position are as follows:

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Present value of defined benefit obligations	(744,191)	(706,559)
Fair value of plan assets	516,854	559,921
Net defined benefit liability	(227,337)	(146,638)

Summary of Movements in net Defined Benefit Liability
(b)
Movements in net defined benefit liability are as follows:

	2022
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(959,677)	456,389	(503,288)
Current services cost	(257)	—	(257)
Interest (expense) income	(6,589)	3,161	(3,428)
	(966,523)	459,550	(506,973)
Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	34,550	34,550
Financial assumption movement effect	73,218	—	73,218
Experience adjustments	114,466	—	114,466
	187,684	34,550	222,234
Pension fund contribution	—	25,524	25,524
Paid pension	19,291	(19,291)	—
December 31	(759,548)	500,333	(259,215)

	2023
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(759,548)	500,333	(259,215)
Current services cost	(133)	—	(133)
Interest (expense) income	(11,150)	7,441	(3,709)
	(770,831)	507,774	(263,057)
Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	3,187	3,187
Impact on changes in demographic assumptions	14,216	—	14,216
Financial assumption movement effect	(7,103)	—	(7,103)
Experience adjustments	399	—	399
	7,512	3,187	10,699
Pension fund contribution	—	25,021	25,021
Paid pension	19,128	(19,128)	—
December 31	(744,191)	516,854	(227,337)

	2024
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(744,191)	516,854	(227,337)
Current services cost	(125)	—	(125)
Interest (expense) income	(9,934)	6,919	(3,015)
	(754,250)	523,773	(230,477)
Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	45,033	45,033
Financial assumption movement effect	29,825	—	29,825
Experience adjustments	(18,553)	—	(18,553)
	11,272	45,033	56,305
Pension fund contribution	—	27,534	27,534
Paid pension	36,419	(36,419)	—
December 31	(706,559)	559,921	(146,638)

Principal Actuarial Assumptions	(d) The principal actuarial assumptions used were as follows:

	Year ended December 31,
	2023	2024
Discount rate	1.40%	1.60%
Future salary increase	3.50%	3.25%

Sensitivity Analysis of Present Value of Defined Benefit Obligations Effected by Changes of Significant Actuarial Assumptions

The present value of defined benefit obligations is affected by the change in actuarial assumption. The analysis was as follows:

	Discount rate		Future salary increase
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2023
Effect on present value of defined benefit obligations	(17,562)	18,228	17,817	(17,262)
December 31, 2024
Effect on present value of defined benefit obligations	(15,943)	16,520	16,219	(15,737)

Analysis of Timing of the Future Pension Payment
(f)
As of December 31, 2024, the weighted average duration of that retirement plan is 9.3 years. The analysis of timing of the future pension payment was as follows:

December 31, 2024
NT$000
Within 1 year	66,592
1-2 years	41,433
2-5 years	113,568
5-10 years	182,499
404,092